Group Companies - Subsidiary Undertakings Included in Consolidation Countries E through F (Detail)	12 Months Ended
	Dec. 31, 2017 € / shares	Dec. 31, 2017 £ / shares	Dec. 31, 2017 EGP / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 AUD / shares	Dec. 31, 2017 ETB / shares	Dec. 31, 2016 € / shares	Dec. 31, 2016 £ / shares	Dec. 31, 2015 € / shares	Dec. 31, 2015 £ / shares
Unilever N.V. [member]
Disclosure of subsidiaries [Line Items]
Nominal Value | € / shares	€ 0.16						€ 0.16		€ 0.16
Unilever N.V. [member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Nominal Value | € / shares	€ 0.16						€ 0.16
Unilever PLC [member]
Disclosure of subsidiaries [Line Items]
Nominal Value		£ 0.0311						£ 0.0311		£ 0.0311
Unilever PLC [member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Nominal Value		0.031						0.031
Unilever PLC [member] | Deferred stock [member]
Disclosure of subsidiaries [Line Items]
Nominal Value		1						£ 1
Ecuador [Member] | Unilever N.V. [member] | Unilever Andina Ecuador S.A. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Ecuador
Name of Undertaking	Unilever Andina Ecuador S.A.
% holding as between NV/PLC	100.00%
Nominal Value | $ / shares				$ 1.00
Registered address	Km 25 Vía a Daule, Guayaquil
Ecuador [Member] | Unilever PLC [member] | Unilever Andina Ecuador S.A. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Ecuador
Name of Undertaking	Unilever Andina Ecuador S.A.
% holding as between NV/PLC	0.00%
Nominal Value | $ / shares				1.00
Registered address	Km 25 Vía a Daule, Guayaquil
Egypt [Member] | Unilever Mashreq Trading LLC [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	60.00%
Egypt [Member] | Unilever N.V. [member] | Fine Tea Co (SAE) [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Egypt
Name of Undertaking	Fine Tea Co (SAE)
% holding as between NV/PLC	0.00%
Nominal Value | EGP / shares			EGP 2.00
Registered address	Bourg El-Arab City, Alexandria1
Egypt [Member] | Unilever N.V. [member] | Unilever Mashreq - Foods (SAE) [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Egypt
Name of Undertaking	Unilever Mashreq - Foods (SAE)
% holding as between NV/PLC	0.00%
Nominal Value | EGP / shares			20.00
Registered address	Bourg El-Arab City, Alexandria1
Egypt [Member] | Unilever N.V. [member] | Unilever Mashreq - Home Care (SAE) [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Egypt
Name of Undertaking	Unilever Mashreq – Home Care (SAE)
% holding as between NV/PLC	0.00%
Nominal Value | EGP / shares			2.00
Registered address	6th of October City, 4th Industrial Zone, Piece Number 68, Giza
Egypt [Member] | Unilever N.V. [member] | Unilever Mashreq - Personal Care (SAE) [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Egypt
Name of Undertaking	Unilever Mashreq – Personal Care (SAE)
% holding as between NV/PLC	0.00%
Nominal Value | EGP / shares			10.00
Registered address	6th of October City, 4th Industrial Zone, Piece Number 68, Giza
Egypt [Member] | Unilever N.V. [member] | Unilever Mashreq International Company [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Egypt
Name of Undertaking	Unilever Mashreq International Company
% holding as between NV/PLC	0.00%
Nominal Value | $ / shares				1,000.00
Registered address	14th May Bridge, Ezbet Hegazy, Alexandria
Egypt [Member] | Unilever N.V. [member] | Unilever Mashreq Trading LLC [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Egypt
Name of Undertaking	Unilever Mashreq Trading LLC
% holding as between NV/PLC	0.00%
Nominal Value | EGP / shares			10.00
Registered address	Industrial Zone – 14th May Bridge, Smouha, Alexandria
Egypt [Member] | Unilever N.V. [member] | Unilever Mashreq - Tea (SAE) [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Egypt
Name of Undertaking	Unilever Mashreq – Tea (SAE)
% holding as between NV/PLC	0.00%
Nominal Value | EGP / shares			100.00
Registered address	Bourg El-Arab City, 1st Industrial Zone, Block 11, Piece Number 5, Alexandria
Egypt [Member] | Unilever N.V. [member] | Unilever Mashreq for Import and Export LLC [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Egypt
Name of Undertaking	Unilever Mashreq for Import and Export LLC
% holding as between NV/PLC	0.00%
Nominal Value | EGP / shares			100.00
Registered address	Flat no.4, third floor, building no. 78, Tereat Al Mariouteyya street, Faisal Al Haram, Gizah
Egypt [Member] | Unilever PLC [member] | Fine Tea Co (SAE) [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Egypt
Name of Undertaking	Fine Tea Co (SAE)
% holding as between NV/PLC	100.00%
Nominal Value | EGP / shares			2.00
Registered address	Bourg El-Arab City, Alexandria1
Egypt [Member] | Unilever PLC [member] | Unilever Mashreq - Foods (SAE) [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Egypt
Name of Undertaking	Unilever Mashreq – Foods (SAE)
% holding as between NV/PLC	100.00%
Nominal Value | EGP / shares			20.00
Registered address	Bourg El-Arab City, Alexandria1
Egypt [Member] | Unilever PLC [member] | Unilever Mashreq - Home Care (SAE) [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Egypt
Name of Undertaking	Unilever Mashreq – Home Care (SAE)
% holding as between NV/PLC	100.00%
Nominal Value | EGP / shares			2.00
Registered address	6th of October City, 4th Industrial Zone, Piece Number 68, Giza
Egypt [Member] | Unilever PLC [member] | Unilever Mashreq - Personal Care (SAE) [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Egypt
Name of Undertaking	Unilever Mashreq – Personal Care (SAE)
% holding as between NV/PLC	100.00%
Nominal Value | EGP / shares			10.00
Registered address	6th of October City, 4th Industrial Zone, Piece Number 68, Giza
Egypt [Member] | Unilever PLC [member] | Unilever Mashreq International Company [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Egypt
Name of Undertaking	Unilever Mashreq International Company
% holding as between NV/PLC	100.00%
Nominal Value | $ / shares				1,000.00
Registered address	14th May Bridge, Ezbet Hegazy, Alexandria
Egypt [Member] | Unilever PLC [member] | Unilever Mashreq Trading LLC [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Egypt
Name of Undertaking	Unilever Mashreq Trading LLC
% holding as between NV/PLC	60.00%
Nominal Value | EGP / shares			10.00
Registered address	Industrial Zone – 14th May Bridge, Smouha, Alexandria
Egypt [Member] | Unilever PLC [member] | Unilever Mashreq - Tea (SAE) [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Egypt
Name of Undertaking	Unilever Mashreq – Tea (SAE)
% holding as between NV/PLC	100.00%
Nominal Value | EGP / shares			100.00
Registered address	Bourg El-Arab City, 1st Industrial Zone, Block 11, Piece Number 5, Alexandria
Egypt [Member] | Unilever PLC [member] | Unilever Mashreq for Import and Export LLC [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Egypt
Name of Undertaking	Unilever Mashreq for Import and Export LLC
% holding as between NV/PLC	100.00%
Nominal Value | EGP / shares			EGP 100.00
Registered address	Flat no.4, third floor, building no. 78, Tereat Al Mariouteyya street, Faisal Al Haram, Gizah
El Salvado [Member] | Unilever N.V. [member] | Unilever El Salvador SCC S.A. de C.V. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	El Salvador
Name of Undertaking	Unilever El Salvador SCC S.A. de C.V.
% holding as between NV/PLC	100.00%
Nominal Value | $ / shares				1.00
Registered address	Nivel 19 Edificio Torre Futura, 87 av. Norte y calle El Mirador, Colonia Escalón, San Salvador
El Salvado [Member] | Unilever N.V. [member] | Unilever de Centroamerica S.A. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	El Salvador
Name of Undertaking	Unilever de Centro America S.A.
% holding as between NV/PLC	100.00%
Nominal Value | $ / shares				1.00
Registered address	Nivel 19 Edificio Torre Futura, 87 av. Norte y calle El Mirador, Colonia Escalón, San Salvador
El Salvado [Member] | Unilever PLC [member] | Unilever El Salvador SCC S.A. de C.V. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	El Salvador
Name of Undertaking	Unilever El Salvador SCC S.A. de C.V.
% holding as between NV/PLC	0.00%
Nominal Value | $ / shares				1.00
Registered address	Nivel 19 Edificio Torre Futura, 87 av. Norte y calle El Mirador, Colonia Escalón, San Salvador
El Salvado [Member] | Unilever PLC [member] | Unilever de Centroamerica S.A. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	El Salvador
Name of Undertaking	Unilever de Centro America S.A.
% holding as between NV/PLC	0.00%
Nominal Value | $ / shares				$ 1.00
Registered address	Nivel 19 Edificio Torre Futura, 87 av. Norte y calle El Mirador, Colonia Escalón, San Salvador
England and Wales [Member] | Unilever Ventures III Limited Partnership [Member] | Partnership [Member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	86.25%
England and Wales [Member] | Unilever N.V. [member] | Accantia Group Holdings (unlimited company) [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Accantia Group Holdings (unlimited company)
% holding as between NV/PLC	5.61%
Nominal Value		0.01
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Alberto- Culver (Europe) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Alberto-Culver (Europe) Limited
% holding as between NV/PLC	55.40%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Alberto - Culver Group Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Alberto-Culver Group Limited
% holding as between NV/PLC	55.40%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Alberto - Culver UK Holdings Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Alberto-Culver UK Holdings Limited
% holding as between NV/PLC	55.40%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Alberto - Culver UK Products Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Alberto-Culver UK Products Limited
% holding as between NV/PLC	55.40%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Alberto - Culver UK Products Limited [Member] | Preference Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Alberto-Culver UK Products Limited
% holding as between NV/PLC	55.40%
Nominal Value		5.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Associated Enterprises Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Associated Enterprises Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | BBG Investments (France) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	BBG Investments (France) Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Brooke Bond Assam Estates Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Brooke Bond Assam Estates Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Brooke Bond Group Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Brooke Bond Group Limited
% holding as between NV/PLC	0.00%
Nominal Value		0.250
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Brooke Bond South India Estates Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Brooke Bond South India Estates Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Brooke Bond South India Estates Limited [Member] | Redeemable Preference Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Brooke Bond South India Estates Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | CPC (UK) Pension Trust Limited [Member] | Limited By Guarantee Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	CPC (UK) Pension Trust Limited
% holding as between NV/PLC	0.00%
Nominal Value		0.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Hourglass Cosmetics UK Limited [member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Hourglass Cosmetics UK Limited
% holding as between NV/PLC	55.40%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Margarine Union (1930) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Margarine Union (1930) Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Margarine Union (1930) Limited [Member] | Estate Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Margarine Union (1930) Limited
% holding as between NV/PLC	0.00%
Nominal Value		0.010
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Margarine Union (1930) Limited [Member] | Viscountcy Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Margarine Union (1930) Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Margarine Union (1930) Limited [Member] | Office Holders [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Margarine Union (1930) Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Margarine Union (1930) Limited [Member] | Security [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Margarine Union (1930) Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | MBUK Trading Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	MBUK Trading Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Mixhold Investments Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Mixhold Investments Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Murad Europe Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Murad Europe Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Pukka Herbs Limited [Member] | Ordinary A Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Pukka Herbs Limited
% holding as between NV/PLC	0.00%
Nominal Value		0.010
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Pukka Herbs Limited [Member] | Ordinary-B [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Pukka Herbs Limited
% holding as between NV/PLC	0.00%
Nominal Value		0.010
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | TIGI Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	TIGI Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Toni & Guy Products Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Toni & Guy Products Limited
% holding as between NV/PLC	0.00%
Nominal Value		0.001
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | UAC International Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	UAC International Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | UML Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	UML Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Unidis Forty Nine Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unidis Forty Nine Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Unilever Australia Investments Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Australia Investments Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Unilever Australia Investments Limited [Member] | Ordinary A Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Australia Investments Limited
% holding as between NV/PLC	0.00%
Nominal Value | AUD / shares					AUD 10.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Unilever Australia Partnership Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Australia Partnership Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Unilever Australia Partnership Limited [Member] | Ordinary A Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Australia Partnership Limited
% holding as between NV/PLC	0.00%
Nominal Value | AUD / shares					10.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Unilever Australia Services Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Australia Services Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Unilever Australia Services Limited [Member] | Ordinary A Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Australia Services Limited
% holding as between NV/PLC	0.00%
Nominal Value | AUD / shares					10.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Unilever BCS Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	UNILEVER BCS LIMITED
% holding as between NV/PLC	55.40%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Unilever BCS UK Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever BCS UK Limited
% holding as between NV/PLC	55.40%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Unilever BCS UK Limited [Member] | Redeemable Golden Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever BCS UK Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Unilever BCS UK Services Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever BCS UK Services Limited
% holding as between NV/PLC	55.40%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Unilever BCS UK Services Limited [Member] | Redeemable Golden Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever BCS UK Services Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Unilever Company for Industrial Development Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Company for Industrial Development Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Unilever Company for Regional Marketing and Research Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Company for Regional Marketing and Research Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Unilever Corporate Holdings Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Corporate Holdings Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Unilever Employee Benefit Trustees Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Employee Benefit Trustees Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Unilever S.K. Holdings Limited [member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever S.K. Holdings Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Unilever Innovations Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Innovations Limited
% holding as between NV/PLC	0.00%
Nominal Value		0.10
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Unilever Innovations Limited [Member] | Deferred stock [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Innovations Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Unilever Overseas Holdings Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Overseas Holdings Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Unilever Superannuation Trustees Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Superannuation Trustees Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Unilever UK Central Resources Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever U.K. Central Resources Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Unilever UK Holdings Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	UNILEVER U.K. HOLDINGS LIMITED
% holding as between NV/PLC	0.00%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Unilever UK & CN Holdings Limited [Member] | Ordinary A Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	UNILEVER UK & CN HOLDINGS LIMITED
% holding as between NV/PLC	0.00%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Unilever UK & CN Holdings Limited [Member] | Ordinary-B [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	UNILEVER UK & CN HOLDINGS LIMITED
% holding as between NV/PLC	0.00%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Unilever UK & CN Holdings Limited [Member] | Class A Redeemable Preference Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	UNILEVER UK & CN HOLDINGS LIMITED
% holding as between NV/PLC	0.00%
Nominal Value		10.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Unilever UK & CN Holdings Limited [Member] | Class B Redeemable Preference Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	UNILEVER UK & CN HOLDINGS LIMITED
% holding as between NV/PLC	0.00%
Nominal Value		10.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Unilever UK Group Limited [Member] | Ordinary A Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever UK Group Limited
% holding as between NV/PLC	49.86%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Unilever UK Group Limited [Member] | Ordinary-B [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever UK Group Limited
% holding as between NV/PLC	1.67%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Unilever UK Group Limited [Member] | Ordinary Shares C [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever UK Group Limited
% holding as between NV/PLC	5.61%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Unilever US Investments Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever US Investments Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Unilever Ventures Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Bestfoods UK Limited (In Liquidation)
% holding as between NV/PLC	0.00%
Nominal Value		1.00
Registered address	5th floor, 6 St Andrew Street, London, EC4A 3AE,
England and Wales [Member] | Unilever N.V. [member] | United Holdings Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	United Holdings Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | United Holdings Limited [Member] | Preferred Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	United Holdings Limited
% holding as between NV/PLC	99.67%
Nominal Value		500.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever N.V. [member] | Alberto - Culver Company (U.K.) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Alberto-Culver Company (U.K.) Limited
% holding as between NV/PLC	5.61%
Nominal Value		1.00
Registered address	Unilever House, Springfield Drive, Leatherhead, KT22 7GR
England and Wales [Member] | Unilever N.V. [member] | TIGI International Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	TIGI International Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.00
Registered address	Unilever House, Springfield Drive, Leatherhead, KT22 7GR
England and Wales [Member] | Unilever N.V. [member] | Unilever Pension Trust Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Pension Trust Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.00
Registered address	Unilever House, Springfield Drive, Leatherhead, KT22 7GR
England and Wales [Member] | Unilever N.V. [member] | Unilever UK Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	UNILEVER UK LIMITED
% holding as between NV/PLC	5.61%
Nominal Value		1.00
Registered address	Unilever House, Springfield Drive, Leatherhead, KT22 7GR
England and Wales [Member] | Unilever N.V. [member] | Unilever UK Pension Fund Trustees Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever UK Pension Fund Trustees Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.00
Registered address	Unilever House, Springfield Drive, Leatherhead, KT22 7GR
England and Wales [Member] | Unilever N.V. [member] | USF Nominees Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	USF Nominees Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.00
Registered address	Unilever House, Springfield Drive, Leatherhead, KT22 7GR
England and Wales [Member] | Unilever N.V. [member] | Dermalogica UK Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Dermalogica (UK) Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.00
Registered address	The Manser Building, Thorncroft Manor, Thorncroft Drive, Dorking, KT22 8JB
England and Wales [Member] | Unilever N.V. [member] | Intuiskin Limited (In Liquidation) [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Intuiskin Limited (In Liquidation)
% holding as between NV/PLC	100.00%
Nominal Value		1.00
Registered address	16 Great Queen Street, Covent Garden, London, WC2B 5AH
England and Wales [Member] | Unilever N.V. [member] | Ren Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	REN Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.00
Registered address	1st Floor, 16 Charles II Street, London, SW1Y 4QU
England and Wales [Member] | Unilever N.V. [member] | Unilever Ventures III Limited Partnership [Member] | Partnership [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Ventures III Limited Partnership
% holding as between NV/PLC	57.50%
Nominal Value		0.00
Registered address	1st Floor, 16 Charles II Street, London, SW1Y 4QU
England and Wales [Member] | Unilever N.V. [member] | Ren Skincare Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	REN Skincare Limited
% holding as between NV/PLC	0.00%
Nominal Value		1.00
Registered address	The Edison, 223-231 Old Marylebone Road, London, NW1 5QT
England and Wales [Member] | Unilever N.V. [member] | Accantia Health and Beauty Limited (In Liquidation) [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Accantia Health and Beauty Limited (In Liquidation)
% holding as between NV/PLC	0.00%
Nominal Value		0.25
Registered address	1 More Place, London, SE1 2AF
England and Wales [Member] | Unilever N.V. [member] | Simple Toiletries Limited (In Liquidation) [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Simple Toiletries Limited (In Liquidation)
% holding as between NV/PLC	0.00%
Nominal Value		1.00
Registered address	1 More Place, London, SE1 2AF
England and Wales [Member] | Unilever N.V. [member] | Unidis Nineteen Limited (In Liquidation) [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unidis Nineteen Limited (In Liquidation)
% holding as between NV/PLC	0.00%
Nominal Value		1.00
Registered address	1 More Place, London, SE1 2AF
England and Wales [Member] | Unilever N.V. [member] | Unilever Bestfoods UK Limited (In Liquidation) [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Bestfoods UK Limited (In Liquidation)
% holding as between NV/PLC	0.00%
Nominal Value		1.00
Registered address	1 More Place, London, SE1 2AF
England and Wales [Member] | Unilever PLC [member] | Accantia Group Holdings (unlimited company) [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Accantia Group Holdings (unlimited company)
% holding as between NV/PLC	94.39%
Nominal Value		0.01
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Alberto- Culver (Europe) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Alberto-Culver (Europe) Limited
% holding as between NV/PLC	44.60%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Alberto - Culver Group Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Alberto-Culver Group Limited
% holding as between NV/PLC	44.60%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Alberto - Culver UK Holdings Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Alberto-Culver UK Holdings Limited
% holding as between NV/PLC	44.60%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Alberto - Culver UK Products Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Alberto-Culver UK Products Limited
% holding as between NV/PLC	44.60%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Alberto - Culver UK Products Limited [Member] | Preference Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Alberto-Culver UK Products Limited
% holding as between NV/PLC	44.60%
Nominal Value		5.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Associated Enterprises Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Associated Enterprises Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | BBG Investments (France) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	BBG Investments (France) Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Brooke Bond Assam Estates Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Brooke Bond Assam Estates Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Brooke Bond Group Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Brooke Bond Group Limited
% holding as between NV/PLC	100.00%
Nominal Value		0.250
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Brooke Bond South India Estates Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Brooke Bond South India Estates Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Brooke Bond South India Estates Limited [Member] | Redeemable Preference Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Brooke Bond South India Estates Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | CPC (UK) Pension Trust Limited [Member] | Limited By Guarantee Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	CPC (UK) Pension Trust Limited
% holding as between NV/PLC	100.00%
Nominal Value		0.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Hourglass Cosmetics UK Limited [member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Hourglass Cosmetics UK Limited
% holding as between NV/PLC	44.60%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Margarine Union (1930) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Margarine Union (1930) Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Margarine Union (1930) Limited [Member] | Estate Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Margarine Union (1930) Limited
% holding as between NV/PLC	100.00%
Nominal Value		0.010
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Margarine Union (1930) Limited [Member] | Viscountcy Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Margarine Union (1930) Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Margarine Union (1930) Limited [Member] | Office Holders [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Margarine Union (1930) Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Margarine Union (1930) Limited [Member] | Security [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Margarine Union (1930) Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | MBUK Trading Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	MBUK Trading Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Mixhold Investments Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Mixhold Investments Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Murad Europe Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Murad Europe Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Pukka Herbs Limited [Member] | Ordinary A Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Pukka Herbs Limited
% holding as between NV/PLC	100.00%
Nominal Value		0.010
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Pukka Herbs Limited [Member] | Ordinary-B [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Pukka Herbs Limited
% holding as between NV/PLC	100.00%
Nominal Value		0.010
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | TIGI Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	TIGI Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Toni & Guy Products Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Toni & Guy Products Limited
% holding as between NV/PLC	100.00%
Nominal Value		0.001
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | UAC International Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	UAC International Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | UML Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	UML Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Unidis Forty Nine Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unidis Forty Nine Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Unilever Australia Investments Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Australia Investments Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Unilever Australia Investments Limited [Member] | Ordinary A Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Australia Investments Limited
% holding as between NV/PLC	100.00%
Nominal Value | AUD / shares					10.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Unilever Australia Partnership Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Australia Partnership Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Unilever Australia Partnership Limited [Member] | Ordinary A Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Australia Partnership Limited
% holding as between NV/PLC	100.00%
Nominal Value | AUD / shares					10.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Unilever Australia Services Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Australia Services Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.000
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Unilever Australia Services Limited [Member] | Ordinary A Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Australia Services Limited
% holding as between NV/PLC	100.00%
Nominal Value | AUD / shares					AUD 10.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Unilever BCS Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	UNILEVER BCS LIMITED
% holding as between NV/PLC	44.60%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Unilever BCS UK Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever BCS UK Limited
% holding as between NV/PLC	44.60%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Unilever BCS UK Limited [Member] | Redeemable Golden Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever BCS UK Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Unilever BCS UK Services Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever BCS UK Services Limited
% holding as between NV/PLC	44.60%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Unilever BCS UK Services Limited [Member] | Redeemable Golden Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever BCS UK Services Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Unilever Company for Industrial Development Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Company for Industrial Development Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Unilever Company for Regional Marketing and Research Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Company for Regional Marketing and Research Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Unilever Corporate Holdings Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Corporate Holdings Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Unilever Employee Benefit Trustees Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Employee Benefit Trustees Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Unilever S.K. Holdings Limited [member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever S.K. Holdings Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Unilever Innovations Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Innovations Limited
% holding as between NV/PLC	100.00%
Nominal Value		0.10
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Unilever Innovations Limited [Member] | Deferred stock [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Innovations Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Unilever Overseas Holdings Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Overseas Holdings Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Unilever Superannuation Trustees Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Superannuation Trustees Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Unilever UK Central Resources Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever U.K. Central Resources Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Unilever UK Holdings Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	UNILEVER U.K. HOLDINGS LIMITED
% holding as between NV/PLC	100.00%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Unilever UK & CN Holdings Limited [Member] | Ordinary A Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	UNILEVER UK & CN HOLDINGS LIMITED
% holding as between NV/PLC	100.00%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Unilever UK & CN Holdings Limited [Member] | Ordinary-B [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	UNILEVER UK & CN HOLDINGS LIMITED
% holding as between NV/PLC	100.00%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Unilever UK & CN Holdings Limited [Member] | Class A Redeemable Preference Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	UNILEVER UK & CN HOLDINGS LIMITED
% holding as between NV/PLC	100.00%
Nominal Value		10.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Unilever UK & CN Holdings Limited [Member] | Class B Redeemable Preference Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	UNILEVER UK & CN HOLDINGS LIMITED
% holding as between NV/PLC	100.00%
Nominal Value		10.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Unilever UK Group Limited [Member] | Ordinary A Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever UK Group Limited
% holding as between NV/PLC	50.14%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Unilever UK Group Limited [Member] | Ordinary-B [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever UK Group Limited
% holding as between NV/PLC	98.33%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Unilever UK Group Limited [Member] | Ordinary Shares C [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever UK Group Limited
% holding as between NV/PLC	94.39%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Unilever US Investments Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever US Investments Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Unilever Ventures Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Bestfoods UK Limited (In Liquidation)
% holding as between NV/PLC	100.00%
Nominal Value		1.00
Registered address	5th floor, 6 St Andrew Street, London, EC4A 3AE,
England and Wales [Member] | Unilever PLC [member] | United Holdings Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	United Holdings Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | United Holdings Limited [Member] | Preferred Shares [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	United Holdings Limited
% holding as between NV/PLC	0.33%
Nominal Value		500.00
Registered address	Unilever House, 100 Victoria Embankment, London, EC4Y 0DY
England and Wales [Member] | Unilever PLC [member] | Alberto - Culver Company (U.K.) Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Alberto-Culver Company (U.K.) Limited
% holding as between NV/PLC	94.39%
Nominal Value		1.00
Registered address	Unilever House, Springfield Drive, Leatherhead, KT22 7GR
England and Wales [Member] | Unilever PLC [member] | TIGI International Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	TIGI International Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.00
Registered address	Unilever House, Springfield Drive, Leatherhead, KT22 7GR
England and Wales [Member] | Unilever PLC [member] | Unilever Pension Trust Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Pension Trust Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.00
Registered address	Unilever House, Springfield Drive, Leatherhead, KT22 7GR
England and Wales [Member] | Unilever PLC [member] | Unilever UK Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	UNILEVER UK LIMITED
% holding as between NV/PLC	94.39%
Nominal Value		1.00
Registered address	Unilever House, Springfield Drive, Leatherhead, KT22 7GR
England and Wales [Member] | Unilever PLC [member] | Unilever UK Pension Fund Trustees Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever UK Pension Fund Trustees Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.00
Registered address	Unilever House, Springfield Drive, Leatherhead, KT22 7GR
England and Wales [Member] | Unilever PLC [member] | USF Nominees Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	USF Nominees Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.00
Registered address	Unilever House, Springfield Drive, Leatherhead, KT22 7GR
England and Wales [Member] | Unilever PLC [member] | Dermalogica UK Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Dermalogica (UK) Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.00
Registered address	The Manser Building, Thorncroft Manor, Thorncroft Drive, Dorking, KT22 8JB
England and Wales [Member] | Unilever PLC [member] | Intuiskin Limited (In Liquidation) [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Intuiskin Limited (In Liquidation)
% holding as between NV/PLC	0.00%
Nominal Value		1.00
Registered address	16 Great Queen Street, Covent Garden, London, WC2B 5AH
England and Wales [Member] | Unilever PLC [member] | Ren Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	REN Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.00
Registered address	1st Floor, 16 Charles II Street, London, SW1Y 4QU
England and Wales [Member] | Unilever PLC [member] | Unilever Ventures III Limited Partnership [Member] | Partnership [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Ventures III Limited Partnership
% holding as between NV/PLC	28.75%
Nominal Value		0.00
Registered address	1st Floor, 16 Charles II Street, London, SW1Y 4QU
England and Wales [Member] | Unilever PLC [member] | Ren Skincare Limited [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	REN Skincare Limited
% holding as between NV/PLC	100.00%
Nominal Value		1.00
Registered address	The Edison, 223-231 Old Marylebone Road, London, NW1 5QT
England and Wales [Member] | Unilever PLC [member] | Accantia Health and Beauty Limited (In Liquidation) [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Accantia Health and Beauty Limited (In Liquidation)
% holding as between NV/PLC	100.00%
Nominal Value		0.25
Registered address	1 More Place, London, SE1 2AF
England and Wales [Member] | Unilever PLC [member] | Simple Toiletries Limited (In Liquidation) [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Simple Toiletries Limited (In Liquidation)
% holding as between NV/PLC	100.00%
Nominal Value		1.00
Registered address	1 More Place, London, SE1 2AF
England and Wales [Member] | Unilever PLC [member] | Unidis Nineteen Limited (In Liquidation) [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unidis Nineteen Limited (In Liquidation)
% holding as between NV/PLC	100.00%
Nominal Value		1.00
Registered address	1 More Place, London, SE1 2AF
England and Wales [Member] | Unilever PLC [member] | Unilever Bestfoods UK Limited (In Liquidation) [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	England and Wales
Name of Undertaking	Unilever Bestfoods UK Limited (In Liquidation)
% holding as between NV/PLC	100.00%
Nominal Value		£ 1.00
Registered address	1 More Place, London, SE1 2AF
Estonia [Member] | Unilever N.V. [member] | Unilever Eesti AS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Estonia
Name of Undertaking	Unilever Eesti AS
% holding as between NV/PLC	100.00%
Nominal Value | € / shares	€ 6.30
Registered address	Kalmistu tee 28a, Tallinna linn, Harju maakond, 11216
Estonia [Member] | Unilever PLC [member] | Unilever Eesti AS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Estonia
Name of Undertaking	Unilever Eesti AS
% holding as between NV/PLC	0.00%
Nominal Value | € / shares	€ 6.30
Registered address	Kalmistu tee 28a, Tallinna linn, Harju maakond, 11216
Ethiopia [Member] | Unilever N.V. [member] | Unilever Manufacturing PLC [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Ethiopia
Name of Undertaking	Unilever Manufacturing PLC
% holding as between NV/PLC	0.00%
Nominal Value | ETB / shares						ETB 1,000.00
Registered address	Bole Sub City, Kebele 03/05, Lidiya Building, Addis Ababa
Ethiopia [Member] | Unilever PLC [member] | Unilever Manufacturing PLC [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Ethiopia
Name of Undertaking	Unilever Manufacturing PLC
% holding as between NV/PLC	100.00%
Nominal Value | ETB / shares						ETB 1,000.00
Registered address	Bole Sub City, Kebele 03/05, Lidiya Building, Addis Ababa
Finland [Member] | Unilever N.V. [member] | Unilever Finland Oy [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Finland
Name of Undertaking	Unilever Finland Oy
% holding as between NV/PLC	100.00%
Nominal Value | € / shares	€ 16.82
Registered address	Post Box 254, 00101 Helsinki
Finland [Member] | Unilever N.V. [member] | Unilever Ingman Production Oy [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Finland
Name of Undertaking	Unilever Ingman Production Oy
% holding as between NV/PLC	100.00%
Nominal Value | € / shares	€ 1.00
Registered address	Post Box 254, 00101 Helsinki
Finland [Member] | Unilever N.V. [member] | Unilever Spreads Finland Oy [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Finland
Name of Undertaking	Unilever Spreads Finland Oy
% holding as between NV/PLC	55.40%
Nominal Value | € / shares	€ 1,250.00
Registered address	Roineentie 10, 00510 Helsinki
Finland [Member] | Unilever PLC [member] | Unilever Finland Oy [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Finland
Name of Undertaking	Unilever Finland Oy
% holding as between NV/PLC	0.00%
Nominal Value | € / shares	€ 16.82
Registered address	Post Box 254, 00101 Helsinki
Finland [Member] | Unilever PLC [member] | Unilever Ingman Production Oy [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Finland
Name of Undertaking	Unilever Ingman Production Oy
% holding as between NV/PLC	0.00%
Nominal Value | € / shares	€ 1.00
Registered address	Post Box 254, 00101 Helsinki
Finland [Member] | Unilever PLC [member] | Unilever Spreads Finland Oy [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Finland
Name of Undertaking	Unilever Spreads Finland Oy
% holding as between NV/PLC	44.60%
Nominal Value | € / shares	€ 1,250.00
Registered address	Roineentie 10, 00510 Helsinki
France [Member] | Alsa France S.A.S. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	99.99%
France [Member] | Bestfoods France Industries SAS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	99.99%
France [Member] | Cogesal-Miko SAS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	99.99%
France [Member] | Fralib Sourcing Unit SAS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	99.99%
France [Member] | Saphir SAS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	99.99%
France [Member] | Sfejer SAS[Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	99.99%
France [Member] | Tigi Services France SAS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	99.99%
France [Member] | Unilever France SAS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	99.99%
France [Member] | Unilever France Holdings SAS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	99.99%
France [Member] | Unilever France HPC Industries SAS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	99.99%
France [Member] | Unilever Retail Operations France [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
% holding as between NV/PLC	99.99%
France [Member] | Unilever N.V. [member] | Alsa France S.A.S. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	France
Name of Undertaking	Alsa France S.A.S.
% holding as between NV/PLC	64.54%
Nominal Value | € / shares	€ 0.00
Registered address	20, rue des Deux Gares, 92500, Rueil-Malmaison
France [Member] | Unilever N.V. [member] | Bestfoods France Industries SAS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	France
Name of Undertaking	Bestfoods France Industries S.A.S.
% holding as between NV/PLC	64.54%
Nominal Value | € / shares	€ 0.00
Registered address	20, rue des Deux Gares, 92500, Rueil-Malmaison
France [Member] | Unilever N.V. [member] | Cogesal-Miko SAS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	France
Name of Undertaking	Cogesal-Miko S.A.S.
% holding as between NV/PLC	64.54%
Nominal Value | € / shares	€ 0.00
Registered address	20, rue des Deux Gares, 92500, Rueil-Malmaison
France [Member] | Unilever N.V. [member] | Fralib Sourcing Unit SAS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	France
Name of Undertaking	Fralib Sourcing Unit S.A.S.
% holding as between NV/PLC	64.54%
Nominal Value | € / shares	€ 0.00
Registered address	20, rue des Deux Gares, 92500, Rueil-Malmaison
France [Member] | Unilever N.V. [member] | Saphir SAS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	France
Name of Undertaking	Saphir S.A.S.
% holding as between NV/PLC	64.54%
Nominal Value | € / shares	€ 1.00
Registered address	20, rue des Deux Gares, 92500, Rueil-Malmaison
France [Member] | Unilever N.V. [member] | Sfejer SAS[Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	France
Name of Undertaking	Sfejer S.A.S.
% holding as between NV/PLC	64.54%
Nominal Value | € / shares	€ 0.00
Registered address	20, rue des Deux Gares, 92500, Rueil-Malmaison
France [Member] | Unilever N.V. [member] | Tigi Services France SAS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	France
Name of Undertaking	Tigi Services France S.A.S.
% holding as between NV/PLC	64.54%
Nominal Value | € / shares	€ 0.00
Registered address	20, rue des Deux Gares, 92500, Rueil-Malmaison
France [Member] | Unilever N.V. [member] | Unilever BCS France SAS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	France
Name of Undertaking	Unilever BCS France S.A.S.
% holding as between NV/PLC	55.40%
Nominal Value | € / shares	€ 0.00
Registered address	20, rue des Deux Gares, 92500, Rueil-Malmaison
France [Member] | Unilever N.V. [member] | Unilever France SAS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	France
Name of Undertaking	UNILEVER FRANCE S.A.S.
% holding as between NV/PLC	64.54%
Nominal Value | € / shares	€ 0.00
Registered address	20, rue des Deux Gares, 92500, Rueil-Malmaison
France [Member] | Unilever N.V. [member] | Unilever France Holdings SAS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	France
Name of Undertaking	Unilever France Holdings S.A.S.
% holding as between NV/PLC	64.54%
Nominal Value | € / shares	€ 1.00
Registered address	20, rue des Deux Gares, 92500, Rueil-Malmaison
France [Member] | Unilever N.V. [member] | Unilever France HPC Industries SAS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	France
Name of Undertaking	Unilever France HPC Industries S.A.S.
% holding as between NV/PLC	64.54%
Nominal Value | € / shares	€ 1.00
Registered address	20, rue des Deux Gares, 92500, Rueil-Malmaison
France [Member] | Unilever N.V. [member] | Unilever Retail Operations France [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	France
Name of Undertaking	Unilever Retail Operations France
% holding as between NV/PLC	64.54%
Nominal Value | € / shares	€ 0.00
Registered address	20, rue des Deux Gares, 92500, Rueil-Malmaison
France [Member] | Unilever N.V. [member] | Grom France SARL [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	France
Name of Undertaking	Grom France S.a.r.l
% holding as between NV/PLC	100.00%
Nominal Value | € / shares	€ 10.00
Registered address	81 Rue De Seine, 75006 Paris
France [Member] | Unilever N.V. [member] | Intuiskin SAS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	France
Name of Undertaking	Intuiskin S.A.S.
% holding as between NV/PLC	100.00%
Nominal Value | € / shares	€ 1.00
Registered address	Parc Activillage des Fontaines – Bernin 38926 Crolles Cedex
France [Member] | Unilever N.V. [member] | Amora Maille Societe Industrielle SAS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	France
Name of Undertaking	Amora Maille Societe Industrielle S.A.S.
% holding as between NV/PLC	64.54%
Nominal Value | € / shares	€ 0.00
Registered address	ZI de la Norge – Chevigny Saint-SauvEur , 21800 Quetigny
France [Member] | Unilever PLC [member] | Alsa France S.A.S. [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	France
Name of Undertaking	Alsa France S.A.S.
% holding as between NV/PLC	35.45%
Nominal Value | € / shares	€ 0.00
Registered address	20, rue des Deux Gares, 92500, Rueil-Malmaison
France [Member] | Unilever PLC [member] | Bestfoods France Industries SAS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	France
Name of Undertaking	Bestfoods France Industries S.A.S.
% holding as between NV/PLC	35.45%
Nominal Value | € / shares	€ 0.00
Registered address	20, rue des Deux Gares, 92500, Rueil-Malmaison
France [Member] | Unilever PLC [member] | Cogesal-Miko SAS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	France
Name of Undertaking	Cogesal-Miko S.A.S.
% holding as between NV/PLC	35.45%
Nominal Value | € / shares	€ 0.00
Registered address	20, rue des Deux Gares, 92500, Rueil-Malmaison
France [Member] | Unilever PLC [member] | Fralib Sourcing Unit SAS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	France
Name of Undertaking	Fralib Sourcing Unit S.A.S.
% holding as between NV/PLC	35.45%
Nominal Value | € / shares	€ 0.00
Registered address	20, rue des Deux Gares, 92500, Rueil-Malmaison
France [Member] | Unilever PLC [member] | Saphir SAS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	France
Name of Undertaking	Saphir S.A.S.
% holding as between NV/PLC	35.45%
Nominal Value | € / shares	€ 1.00
Registered address	20, rue des Deux Gares, 92500, Rueil-Malmaison
France [Member] | Unilever PLC [member] | Sfejer SAS[Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	France
Name of Undertaking	Sfejer S.A.S.
% holding as between NV/PLC	35.45%
Nominal Value | € / shares	€ 0.00
Registered address	20, rue des Deux Gares, 92500, Rueil-Malmaison
France [Member] | Unilever PLC [member] | Tigi Services France SAS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	France
Name of Undertaking	Tigi Services France S.A.S.
% holding as between NV/PLC	35.45%
Nominal Value | € / shares	€ 0.00
Registered address	20, rue des Deux Gares, 92500, Rueil-Malmaison
France [Member] | Unilever PLC [member] | Unilever BCS France SAS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	France
Name of Undertaking	Unilever BCS France S.A.S.
% holding as between NV/PLC	44.60%
Nominal Value | € / shares	€ 0.00
Registered address	20, rue des Deux Gares, 92500, Rueil-Malmaison
France [Member] | Unilever PLC [member] | Unilever France SAS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	France
Name of Undertaking	UNILEVER FRANCE S.A.S.
% holding as between NV/PLC	35.45%
Nominal Value | € / shares	€ 0.00
Registered address	20, rue des Deux Gares, 92500, Rueil-Malmaison
France [Member] | Unilever PLC [member] | Unilever France Holdings SAS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	France
Name of Undertaking	Unilever France Holdings S.A.S.
% holding as between NV/PLC	35.45%
Nominal Value | € / shares	€ 1.00
Registered address	20, rue des Deux Gares, 92500, Rueil-Malmaison
France [Member] | Unilever PLC [member] | Unilever France HPC Industries SAS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	France
Name of Undertaking	Unilever France HPC Industries S.A.S.
% holding as between NV/PLC	35.45%
Nominal Value | € / shares	€ 1.00
Registered address	20, rue des Deux Gares, 92500, Rueil-Malmaison
France [Member] | Unilever PLC [member] | Unilever Retail Operations France [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	France
Name of Undertaking	Unilever Retail Operations France
% holding as between NV/PLC	35.45%
Nominal Value | € / shares	€ 0.00
Registered address	20, rue des Deux Gares, 92500, Rueil-Malmaison
France [Member] | Unilever PLC [member] | Grom France SARL [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	France
Name of Undertaking	Grom France S.a.r.l
% holding as between NV/PLC	0.00%
Nominal Value | € / shares	€ 10.00
Registered address	81 Rue De Seine, 75006 Paris
France [Member] | Unilever PLC [member] | Intuiskin SAS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	France
Name of Undertaking	Intuiskin S.A.S.
% holding as between NV/PLC	0.00%
Nominal Value | € / shares	€ 1.00
Registered address	Parc Activillage des Fontaines – Bernin 38926 Crolles Cedex
France [Member] | Unilever PLC [member] | Amora Maille Societe Industrielle SAS [Member] | Ordinary Shares [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	France
Name of Undertaking	Amora Maille Societe Industrielle S.A.S.
% holding as between NV/PLC	35.45%
Nominal Value | € / shares	€ 0.00
Registered address	ZI de la Norge – Chevigny Saint-SauvEur , 21800 Quetigny